UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                 --------------

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Elias Asset Management
                  -------------------------
Address:          500 Essjay Rd.  Suite 220
                  -------------------------
                  Williamsville, NY  14221
                  -------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Brace
         -----------------
Title:   Portfolio Manager
         -----------------
Phone:   716-633-3800
         -----------------

Signature, Place, and Date of Signing:

                                  WILLIAMSVILLE, NY            05/11/01
------------------                -----------------            --------
[Signature]                         [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- 04969   ___________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:              $372013
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]




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                             Elias Asset Management
                                    FORM 13F
                                 March 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc.           COM              00184A105    10541   262535 SH       Sole                   262535
Agilent Technologies           COM              00846U101     7651   248982 SH       Sole                   248982
American Express               COM              025816109    10565   255804 SH       Sole                   255804
American International Group   COM              026874107    19062   236798 SH       Sole                   236798
Automatic Data Processing      COM              053015103    14379   264425 SH       Sole                   264425
Bankamerica Corp.              COM              060505104    14791   270148 SH       Sole                   270148
Cisco Sys Inc.                 COM              17275R102     6551   414306 SH       Sole                   414306
Citigroup                      COM              172967101    19200   426858 SH       Sole                   426858
Clear Channel Communications   COM              184502102    10018   183990 SH       Sole                   183990
Community Bank Systems         COM              203607106     1235    44000 SH       Sole                    44000
Corning Inc.                   COM              219350105     8629   417080 SH       Sole                   417080
EMC Corp. Mass                 COM              268648102     8166   277764 SH       Sole                   277764
Emerson Electric               COM              291011104    12760   205799 SH       Sole                   205799
Exxon Mobil Corporation        COM              30231G102    14761   182234 SH       Sole                   182234
General Electric               COM              369604103    18044   431049 SH       Sole                   431049
Home Depot Inc.                COM              437076102    12972   300972 SH       Sole                   300972
Intel Corp.                    COM              458140100    10933   415523 SH       Sole                   415523
JP Morgan Chase & Company      COM              46625H100    12874   286717 SH       Sole                   286717
Lilly, Eli & Co.               COM              532457108    10073   131398 SH       Sole                   131398
Limited Inc.                   COM              532716107    12062   767310 SH       Sole                   767310
Merck and Co.                  COM              589331107    15620   205803 SH       Sole                   205803
Merrill-Lynch                  COM              590188108    11680   210825 SH       Sole                   210825
Microsoft, Inc.                COM              594918104    12926   236360 SH       Sole                   236360
Motorola                       COM              620076109     9318   653451 SH       Sole                   653451
Nasdaq-100                     COM              631100104      235     6000 SH       Sole                     6000
Pfizer Inc.                    COM              717081103      231     5632 SH       Sole                     5632
S & P 500 Dep Receipt          COM              78462F103      350     3000 SH       Sole                     3000
Solectron Corp.                COM              834182107     7948   418098 SH       Sole                   418098
Texas Instruments              COM              882508104    12031   388340 SH       Sole                   388340
Wal-Mart Stores                COM              931142103    12204   241666 SH       Sole                   241666
Walt Disney Co.                COM              254687106    11300   395098 SH       Sole                   395098
WorldCom Inc.                  COM              98157D106    13332   713396 SH       Sole                   713396
Brandywine Fund                                 10532D107      233 9051.7000SH       Sole                9051.7000
Eaton Vance Tax Managed Growth                  277919205      394 777.8150 SH       Sole                 777.8150
Small Cap Growth #67                            783925837      537 37713.8830SH      Sole               37713.8830
Small Cap Value #58                             783925688      661 40642.2440SH      Sole               40642.2440
First Mutual Fund                               892880105     1507 140452.5455SH     Sole              140452.5455
American Express               COM                             365     8843 SH       Sole                     8843
American Home Products         COM                            1394    23720 SH       Sole                    23720
American International Group   COM                             299     3719 SH       Sole                     3719
Amgen Inc.                     COM              031162100     2997    49790 SH       Sole                    49790
BP Amoco PLC-Spons ADR         COM              055622104      394     7940 SH       Sole                     7940
Bank of New York               COM              064057102      236     4800 SH       Sole                     4800
Bankamerica Corp.              COM                             381     6962 SH       Sole                     6962
BellSouth Corp                 COM                             221     5412 SH       Sole                     5412
Bristol Myers Squibb           COM                            1409    23725 SH       Sole                    23725
Chevron Corp.                  COM              166751107      377     4290 SH       Sole                     4290
Citigroup                      COM                             357     7943 SH       Sole                     7943
Colgate - Palmolive            COM              194162103      398     7200 SH       Sole                     7200
Colonial Bancgroup             COM              195493309      156    12000 SH       Sole                    12000
Computer Task Group            COM              205477102      842   181150 SH       Sole                   181150
Corning Inc.                   COM              219350105      249    12025 SH       Sole                    12025
DuPont E.I.                    COM                             281     6896 SH       Sole                     6896
Exxon Mobil Corporation        COM              30231G102     3217    39720 SH       Sole                    39720
Fannie Mae                     COM                             314     3950 SH       Sole                     3950
General Electric               COM              369604103     3951    94394 SH       Sole                    94394
Gillette Inc.                  COM              375766102      738    23664 SH       Sole                    23664
Home Depot                     COM                             253     5875 SH       Sole                     5875
Intel Corp.                    COM                             395    15020 SH       Sole                    15020
International Business Machine COM                             378     3931 SH       Sole                     3931
Jefferson Pilot Corp.          COM              475070108      206     3037 SH       Sole                     3037
Lilly, Eli & Co.               COM                             284     3700 SH       Sole                     3700
Merck and Co.                  COM                            1404    18500 SH       Sole                    18500
Microsoft, Inc.                COM              594918104      401     7332 SH       Sole                     7332
Motorola                       COM                             167    11700 SH       Sole                    11700
Pfizer                         COM                             370     9037 SH       Sole                     9037
Philip Morris                  COM              718154107      228     4800 SH       Sole                     4800
Rand Capital Corp.             COM              752185108       13    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103      321     3800 SH       Sole                     3800
SBC Communications             COM                             390     8736 SH       Sole                     8736
Safari Assoc.                  COM              786363101        5    26500 SH       Sole                    26500
Smithkline Beecham PLC Adr Rep COM              832378301      226     3641 SH       Sole                     3641
Texaco Corp                    COM              881694103      305     4600 SH       Sole                     4600
Trustco Bank Corp.             COM              898349105      311    24118 SH       Sole                    24118
Union Pacific                  COM              907818108      307     5460 SH       Sole                     5460
United Technologies            COM                             508     6925 SH       Sole                     6925
WM Wrigley Jr. Co.             COM              982526105      289     6000 SH       Sole                     6000
Wal-Mart Stores                COM                             215     4250 SH       Sole                     4250
Walgreen Co.                   COM              931422109      326     8000 SH       Sole                     8000
Walt Disney Co.                COM                             360    12570 SH       Sole                    12570
REPORT SUMMARY                 80 DATA RECORDS              372013            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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